                                                                         497(j)


                    [Van Kampen Investments Inc. Letterhead]


                                                               September 4, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

   Re:  Van Kampen Trust II -- Rule 497(j) Filing
        (File Nos. 333-153900 and 811-22242)

Ladies and Gentlemen:

     Van Kampen Trust II filed via EDGAR on August 31, 2009 a copy of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A complete with exhibits filed therewith pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus of Van Kampen Flexible Opportunities Fund and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. No changes were made to the Prospectuses of Van Kampen Global Bond Fund or Van Kampen Global Tactical Asset Allocation Fund in Post-Effective Amendment No. 4 that filed on August 31, 2009.

     Should the staff have any questions regarding the foregoing, please call me at (212) 296-6989 or Charles B. Taylor at (312) 407-0863.


                                                Very truly yours,



                                                /s/ Sheri Schreck
                                                -------------------------
                                                Sheri Schreck
                                                Assistant Secretary